Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment reporting

Note 13 — Segment reporting

For the years ended December 31, 2019 and 2018, the Company's CODM reviewed the financial information of the business carried out by the Company on a consolidated basis. Therefore, the Company has one operating segment, which is the provision of global trade software application and technology services. The Company operates solely in the PRC and all of the Company's long-lived assets are located in the PRC.

The following table presents revenues by the service lines:

	For the Years Ended
	December 31,
	2019	2018	2017
REVENUES:
Application development services*	$15,720,676	$20,037,861	$19,362,813
Consulting and technical support services	3,307,662	2,390,948	1,418,110
Subscription services	1,066,720	723,458	847,631
Total revenues	$20,095,058	$23,152,267	$21,628,554

*	For the year ended December 31, 2019 and 2018, in some application development service arrangements, the Company sold certain IT equipment prior to the delivery of the services. Such revenue of $1,554,428 and $8,069,594 was included in the application development service revenue for years ended December 31, 2019 and 2018, respectively.